LONG-TERM BOND PAYABLE (Details Textual) (Bonds [Member])	1 Months Ended
	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY
Debt Instrument Aggregate Principal Amount	$ 44,466,475	305,000,000
Long-term Debt, Gross	11,663,338	80,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.68%	6.68%
Debt Instrument, Maturity Date	Dec. 31, 2010	Dec. 31, 2010
Debt Issuance Cost	$ 183,559	1,254,054